Document and Entity Information	Jul. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2025
Entity Registrant Name	Myers Industries, Inc.
Entity Central Index Key	0000069488
Entity Emerging Growth Company	false
Securities Act File Number	001-8524
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-0778636
Entity Address, Address Line One	1293 South Main Street
Entity Address, City or Town	Akron
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44301
City Area Code	330
Local Phone Number	253-5592
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, without par value
Trading Symbol	MYE
Security Exchange Name	NYSE